TAX (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Oct. 31, 2021
SCHEDULE OF INCOME TAX PROVISION (BENEFIT)

The income tax provision (benefit) consists of the following (in thousands):

	October 31, 2021	October 31, 2020
Federal
Current	$-	$-
Deferred	141	(4,578)
State and Local
Current	-	-
Deferred	131	(1,445)
Foreign
Current	50	50
Deferred	-	-
Change in valuation allowance	(272)	(6,023)
Income tax provision (benefit)	$50	$50

SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES)

The Company’s deferred tax assets (liabilities) consisted of the effects of temporary differences attributable to the following (in thousands):

	Years Ended
	October 31, 2021	October 31, 2020
Deferred Tax Assets
Net operating loss carryovers	$32,971	$28,553
Stock-based compensation	4,566	10,132
Research and development credits	11,371	10,742
Capitalized R&D costs	14,536	13,822
Adoption of ASC 842 – Lease Liability	11	1,691
Other deferred tax assets	92	224
Total deferred tax assets	$63,547	$65,164
Valuation allowance	(62,573)	(62,845)
Deferred tax asset, net of valuation allowance	$974	$2,319

Deferred Tax Liabilities
Adoption of ASC 842 – ROU Asset	(11)	(1,360)
Patent cost	(943)	(917)
Other deferred tax liabilities	(20)	(42)
Total deferred tax liabilities	$(974)	$(2,319)
Net deferred tax asset (liability)	$-	$-

SCHEDULE OF EXPECTED TAX (EXPENSE) BENEFIT BASED ON STATUTORY RATE WITH ACTUAL TAX EXPENSE BENEFIT

The expected tax (expense) benefit based on the statutory rate is reconciled with actual tax expense benefit as follows:

	Years Ended
	October 31, 2021	October 31, 2020
US Federal statutory rate	21.00%	21.00%
State income tax, net of federal benefit	(0.73)	5.48
Merger costs	(1.68)	0.00
Other permanent differences	(0.02)	(0.05)
Research and development credits	3.09	1.73
Warrant Liability	1.14	0.00
Foreign taxes	(0.28)	(0.19)
Change in valuation allowance	1.52	(22.82)
Stock option expirations	(24.32)	(5.33)
Income tax (provision) benefit	(0.28)%	(0.19)%

Ayala Pharmaceuticals Inc [Member]
SCHEDULE OF INCOME TAX PROVISION (BENEFIT)
	Year ended	Year ended
	December 31,	December 31,
	2021	2020
Current:

Federal	$—	$
State		—
Foreign	776	426
	$776	$426

Deferred:

Federal	$—	$—
State	—	—
Foreign	—	—
	$—	$—
Income tax expense	$776	$426

SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES)

	As of	As of
	December 31,	December 31,
	2021	2020
Deferred tax assets:
Federal net operating loss carryforwards	$22,614	$12,752
Intangible assets	3,402	651
Accrued expenses	3,011	3,022
Other	169	—
Total deferred tax assets	29,196	16,425
Valuation allowance	(29,196)	(16,425)
Net deferred tax assets	$—	$—

SCHEDULE OF EXPECTED TAX (EXPENSE) BENEFIT BASED ON STATUTORY RATE WITH ACTUAL TAX EXPENSE BENEFIT

	Year ended	Year ended
	December, 31	December, 31
	2021	2020
U.S. federal tax provision at statutory rate	21.00%	21.00%
State and local tax, net of federal benefit	4.01	4.64
Foreign rate differences	(0.09)	(0.07)
Non-deductible stock compensation	(1.43)	(1.11)
Section 951A GILTI	0.00	(0.85)
Effect of other permanent differences	(0.07)	(0.07)
Uncertain tax positions	(0.66)	(0.52)
Change in valuation allowance	(34.39)	(26.65)
Federal Tax Reform Rate Change	0.00	0.00
Tax Credits	6.01	—
Provision to Return	3.95	—
Other adjustments	(0.30)	2.20

Effective tax rate	(1.97)%	(1.43)%

SCHEDULE OF LOSS FROM CONTINUING OPERATIONS, BEFORE TAXES ON INCOME
	Year ended	Year ended
	December 31,	December 31,
	2021	2020
United States	$(39,018)	$(29,698)
Israel	(460)	(23)
Net loss before tax	$(39,478)	$(29,721)

SCHEDULE OF UNRECOGNIZED TAX BENEFITS

	Nine months	Year
	ended	ended
	September 30,	December 31,
	2022	2021
	(in thousands)
Uncertain tax position at the beginning of the period	$858	$581
Additions for uncertain tax position of prior years (foreign exchange and interest)	19	17
Additions for tax positions of current period	470	260
Uncertain tax position at the end of the period	$1,347	$858

	2021	2020
	(in thousands)	(in thousands)
Uncertain tax position at the beginning of year	$581	$424
Additions for uncertain tax position of prior years (foreign exchange and interest)	17	3
Additions for tax positions of current year	260	153
Uncertain tax position at the end of the year	$858	$581